Derivatives - Classification and Fair Value of Derivatives in Consolidated of (Loss) Income Statements (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) item	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) item	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Derivatives
Gains (losses) recognized in earnings						$ 4.3
Derivatives not designated as hedging instruments | Interest rate cap | Other revenues
Derivatives
Gains (losses) recognized in earnings		$ (0.1)	$ 0.2	$ (1.3)	$ (1.5)	(0.2)	$ (2.2)
Derivatives not designated as hedging instruments | Foreign currency swaps | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings	$ (0.1)	(3.4)	$ 2.9	(10.2)	$ (11.3)	$ 6.6	(0.1)
Derivatives not designated as hedging instruments | Foreign currency forwards
Derivatives
Number of derivative instruments held | item	0		0		0	0
Derivatives not designated as hedging instruments | Foreign currency forwards | Net foreign exchange gains (losses)
Derivatives
Gains (losses) recognized in earnings				(0.3)	$ (0.3)
Derivatives not designated as hedging instruments | Weather derivatives | Other revenues
Derivatives
Gains (losses) recognized in earnings	$ 1.8	$ 8.0	$ 4.2	$ 2.4	$ (1.5)	$ 5.2	$ 1.9